FINANCIAL INSTRUMENTS (Details 7) - Derivative Financial Instrument - At fair value - ₪ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Share price (NIS)	₪ 9.36	₪ 13.2
Exercise price (NIS)	₪ 16.2	₪ 16.2
Volatility	48.00%	52.00%
Cost of capital	15.00%	14.00%
Minimum
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Risk-free rate	0.54%	0.21%
Maximum
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Risk-free rate	1.83%	1.58%